Investments in Affiliates Accounted for Using the Equity Method (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments in Affiliates Accounted for Using the Equity Method
Schedule of carrying amount and percentage ownership of investments in affiliates

	June 30, 2023		December 31, 2022
	Percentage	Carrying	Carrying
	Ownership	amount	amount

		amounts in thousands
MLBAM	3.3%	$50,453	45,102
BELP	3.3%	33,935	33,224
Other	50.0%	14,502	16,238
Total		$98,890	94,564

	December 31, 2022		December 31, 2021
	Percentage	Carrying	Carrying
	Ownership	amount	amount

		amounts in thousands
MLBAM	3.3%	$45,102	58,613
BELP	3.3%	33,224	35,502
Other	50.0%	16,238	18,846
Total		$94,564	112,961

Schedule of share of earnings (losses) of affiliates

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022

	amounts in thousands
MLBAM	$10,577	13,103	$9,334	10,585
BELP	514	865	711	(461)
Other	371	1,054	614	2,019
Total	$11,462	15,022	$10,659	12,143

	Years ended December 31,
	2022	2021

	amounts in thousands
MLBAM	$24,386	23,230
BELP	(1,928)	6,779
Other	6,469	999
Total	$28,927	31,008

Schedule of equity method investments summarized financial information

Balance Sheets

	December 31,
	2022	2021

	amounts in thousands
Current assets	$812,884	758,942
Noncurrent assets	$2,237,854	2,475,250
Current liabilities	$401,562	469,311
Noncurrent liabilities	$626,474	254,374
Equity	$2,022,702	2,510,507

Statements of Operations

	Years ended December 31,
	2022	2021

	amounts in thousands
Revenue	$1,334,785	1,229,751
Earnings (loss) before income taxes	$729,472	862,076
Net earnings (loss)	$722,292	856,198